Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (5,322)	$ (7,544)		$ (469,486)	$ (15,030)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization				22,410	16,408
Loss (gain) on disposal of assets				1
Non-cash interest expense (income), net				2,605	3,207
Amortization of contract costs				386	586
Deferred income taxes				(6)	(3,070)
Loss (gain) on foreign currency remeasurement				(4,640)	662
Stock-based compensation				414,505	0
Change in fair value of derivative warrant liabilities				38,867
Changes in assets and liabilities, net of effect of Business Combinations
Accounts receivable, net				(6,243)	(796)
Contract assets				(5,189)	2,066
Prepaid expenses				(6,718)	(569)
Other current assets				(366)	(892)
Other assets				(2,731)	(494)
Accounts payable				1,287	(1,810)
Accrued expenses				20	6,252
Deferred revenue				7,388	3,593
Other current liabilities				3,815	(20)
Other liabilities				(231)	(12)
Effect of business combinations				(22,233)
Net cash provided by (used in) operating activities				(26,559)	10,081
Cash flows from investing activities:
Purchases of property and equipment				(729)	(563)
Capitalization of internally developed software costs				(8,456)	(8,762)
Purchases of intangible assets					(1,094)
Acquisition of business, net of cash acquired				(80,331)
Proceeds from disposal of assets				41	103
Repayment of executive loan notes				4,738
Net cash used in investing activities				(84,737)	(10,316)
Cash flows from financing activities:
Repayment of loans and mortgage				(96,959)	(10)
Proceeds from merger with dMY Technology Group, Inc. II				276,341
dMY Technology Group, Inc. II transaction costs				(24,828)
Capitalization of Genius transaction costs				(20,217)
PIPE financing, net of equity issuance costs				316,800
Issuance of common stock in connection with additional equity offering, net of equity issuance costs				237,707
Issuance of B shares				2
Preference shares payout and Incentive Securities Catch-Up Payment				(313,162)
Proceeds from shareholder deposits					91
Net cash provided by (used in) financing activities				375,684	81
Effect of exchange rate changes on cash and cash equivalents				(835)	(1,994)
Net increase (decrease) in cash and cash equivalents				263,553	(2,148)
Cash and cash equivalents, beginning of period	11,781	8,228		11,781	8,228		$ 8,228
Cash and cash equivalents, end of period	10,582			275,334	6,080		11,781
Supplemental disclosure of cash activities:
Cash paid (received) during the period for interest				405	613
Cash paid (received) during the period for income taxes				130	131
Supplemental disclosure of noncash investing and financing activities:
Preference share accretion				11,327	15,559
Conversion of preference shares to common stock				69,272
Warrants acquired as part of merger with dMY Technology Group, Inc. II				(84,664)
MAVEN TOPCO LIMITED [Member]
Cash flows from operating activities:
Net loss	(5,322)	(7,544)	$ (9,761)			$ (15,527)	(30,348)	$ (40,207)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	10,147	8,041	7,263			10,037	35,043	27,974
Loss (gain) on disposal of assets			5			(12)	8	7
Gain on fair value remeasurement of contingent consideration							(271)
Gain on sale of equity method investment						(1,800)
Non-cash interest expense (income), net	2,123	1,492	1,743			2,362	6,835	6,440
Amortization of contract costs	185	118	8			563	538	231
Deferred income taxes	(263)	(1,787)	(1,132)			(592)	1,304	(5,480)
Loss on warrant and derivatives remeasurement						7,222
Loss (gain) on foreign currency remeasurement	(111)	1,164	297			(409)	464	2,023
Changes in assets and liabilities, net of effect of Business Combinations
Accounts receivable, net	1,812	(1,042)	2,249			370	(5,046)	(7,408)
Contract assets	(4,213)	2,792	(685)			(2,204)	(4,030)	(1,872)
Prepaid expenses	(1,484)	(135)	(660)			3	(749)	(537)
Other current assets	(760)	(576)	(1,013)			173	(6,682)	(1,728)
Other assets	(2,476)	1,296	(1,243)			(225)	2,321	(4,413)
Accounts payable	7,046	(5,316)	1,792			934	(3,384)	7,136
Accrued expenses	(2,845)	6,411	1,322			6,958	11,930	10,164
Deferred revenue	(1,408)	3,857	(776)			1,496	9,021	8,598
Other current liabilities	878	(77)	398			(510)	520	1,189
Other liabilities							(401)	375
Net cash provided by (used in) operating activities	3,309	8,694	(193)			8,839	17,073	2,492
Cash flows from investing activities:
Purchases of property and equipment	(186)	(327)	(883)			(747)	(1,464)	(3,217)
Capitalization of internally developed software costs	(4,033)	(5,550)	(4,804)			(13,249)	(15,920)	(20,756)
Purchases of intangible assets	(44)	(219)	(293)			(161)	(1,389)	(279)
Acquisition of business, net of cash acquired							(3,934)	(470)
Proceeds from disposal of assets	31		93			22	51	99
Proceeds from sale of equity method investment						2,040
Net cash used in investing activities	(4,232)	(6,096)	(5,887)			(12,095)	(22,656)	(24,623)
Cash flows from financing activities:
Proceeds from issuance of common shares								79
Proceeds from issuance of preference shares								6,079
Proceeds from deposits on incentive securities		57					93	66
Proceeds from borrowings						4,775	10,024	1,394
Repayment of loans and mortgage	(5)	(5)	(51)			(15)	(21)	(21)
Payment of contingent consideration			(160)			(1,235)		(666)
Proceeds from exercise of stock options						41
Net cash provided by (used in) financing activities	(5)	52	(211)			3,566	10,096	6,931
Effect of exchange rate changes on cash and cash equivalents	(271)	(1,299)	(524)			200	(960)	(408)
Net increase (decrease) in cash and cash equivalents	(1,199)	1,351	(6,815)			510	3,553	(15,608)
Cash and cash equivalents, beginning of period	11,781	8,228	30,651	$ 11,781	$ 8,228	2,897	8,228	23,836
Cash and cash equivalents, end of period	10,582	9,579	23,836			3,407	11,781	8,228
Supplemental disclosure of cash activities:
Cash paid (received) during the period for interest	224	416	1			1	1,039	400
Cash paid (received) during the period for income taxes	53	29	28			61	891	876
Supplemental disclosure of noncash investing and financing activities:
Preference share accretion	9,261	$ 7,897	$ 8,763				31,870	28,322
Deferred offering costs included in other current assets and accrued expenses	$ 123						$ 2,093
Contingent consideration for acquisition of business included in other liabilities								$ 2,385
Settlement of warrant liability						$ 8,705